UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03159

Active Assets Money Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	June 30, 2006

Date of reporting period:	September 30, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Money Trust

Portfolio of Investments • September 30, 2005 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS	DESCRIPTION	PURCHASE	DATES	VALUE

	Commercial Paper (73.8%)
	Asset-Backed - Auto (3.5%)
$17,375	DaimlerChrysler Revolving Auto Conduit LLC	3.64%	10/11/05	$17,357,528
529,925	FCAR Owner Trust	3.55 - 3.77	10/05/05 - 11/04/05	528,505,960
100,000	FCAR Owner Trust Series A1	3.79	11/04/05	99,643,944
100,000	New Center Asset Trust	3.72	11/10/05	99,590,000
				745,097,432
	Asset-Backed - Mortgage (1.6%)
50,000	Mortgage Interest Networking Trust Series A1+ P1	3.70	10/17/05	49,918,000
300,000	Mortgage Interest Networking Trust Series A1 P1	3.68	10/19/05	299,451,000
				349,369,000
	Banking (1.7%)
165,125	Citigroup Funding Inc.	3.65-3.85	11/03/05 - 11/16/05	164,409,002
200,000	JP Morgan Chase & Co.	3.61	10/14/05	199,740,722
				364,149,724
	Finance - Automotive (0.7%)
145,000	Toyota Motor Credit Corp.	3.33-3.62	10/05/05 - 10/31/05	144,836,889
	Finance - Consumer (1.7%)
201,225	American Express Credit Corp.	3.61 - 3.74	10/06/05 - 11/28/05	200,621,791
150,000	HSBC Finance Corp.	3.50	10/13/05	149,826,500
				350,448,291
	Financial Conglomerates (4.6%)
986,325	General Electric Capital Corp.	3.03 - 3.93	10/04/05 - 01/19/06	982,069,005
	Insurance (0.9%)
100,000	American General Finance Corp.	3.70	11/10/05	99,592,222
81,050	Prudential Funding LLC	3.73	11/16/05	80,665,778
				180,258,000
	International Banks (58.0%)
150,000	ANZ (DE) Inc.	3.47 - 3.74	10/07/05 - 12/06/05	149,291,167
104,325	Abbey National North America LLC	3.81 - 3.87	11/10/05 - 11/28/05	103,799,397
969,125	BNP Paribas Finance, Inc.	3.36 - 3.76	10/06/05 - 12/09/05	964,133,175
186,200	Banque Generale du Luxembourg	3.68 - 3.76	11/03/05 - 12/08/05	185,261,296
1,043,600	Barclays U.S. Funding Corp.	3.51 - 3.92	10/03/05 - 12/14/05	1,039,222,887
67,000	CBA (Delaware) Finance Inc.	3.73	11/15/05	66,690,544
817,450	Calyon North America, Inc.	3.49 - 3.82	10/17/05 - 11/23/05	813,507,186
250,000	Canadian Imperial Holdings Inc.	3.58 - 3.59	11/09/05 - 11/10/05	249,025,667
550,000	DnB NOR Bank ASA	3.51 - 3.80	10/06/05 - 11/30/05	547,696,917

1

850,000	Deutsche Bank Financial LLC	3.43 - 3.77	10/11/05 - 11/23/05	848,396,806
932,750	HBOS Treasury Services plc	3.38 - 3.84	10/03/05 - 12/12/05	929,038,185
151,800	ING (U.S.) Funding LLC	3.45 - 3.80	10/20/05 - 12/12/05	150,961,484
567,700	Natexis Banques Populaires U.S. Finance Co. LLC	3.66 - 3.88	11/01/05 - 12/05/05	564,592,050
488,500	Nordea North America, Inc.	3.48 - 3.94	10/05/05 - 01/19/06	485,974,822
152,925	Rabobank USA Financial Corp.	3.46 - 3.64	10/24/05 - 11/10/05	152,503,210
650,000	Royal Bank of Canada	3.51 - 3.79	10/05/05 - 11/30/05	647,472,125
966,050	Royal Bank of Scotland plc	3.50 - 3.85	10/05/05 - 12/02/05	963,120,611
30,000	Sanpaolo IMI U.S. Financial Co.	3.84	11/23/05	29,831,725
850,000	Societe Generale N.A., Inc.	3.41 - 3.91	10/12/05 - 12/12/05	847,230,194
760,000	Spintab AB	3.49 - 3.75	10/06/05 - 12/01/05	757,542,203
100,750	Svenska Handelsbanken Inc.	3.72	11/14/05	100,296,849
1,005,625	UBS Finance (Delaware) LLC	3.47 - 4.05	10/07/05 - 01/31/06	1,000,066,028
672,800	Westpac Capital Corp.	3.50 - 3.89	10/12/05 - 12/27/05	669,015,134
				12,264,669,662
	Investment Banks/Brokers (1.1%)
230,000	Goldman Sachs Group, Inc. (The)	3.78	11/02/05-11/03/05	229,210,400

	Total Commercial Paper (Cost $15,610,108,403)			15,610,108,403

	Certificates of Deposit (12.6%)
	Domestic Banks
825,000	Branch Banking & Trust Co., N.C.	3.56 - 3.87	10/04/05 - 11/28/05	825,000,000
700,000	Citibank, N.A.	3.61 - 3.97	10/28/05 - 12/29/05	700,000,000
885,000	First Tennessee Bank, N.A.	3.60 - 3.94	10/12/05 - 12/15/05	885,000,000
250,000	Wells Fargo Bank, N.A.	3.77	11/02/05 - 11/04/05	250,000,000

	Total Certificates of Deposit (Cost $2,660,000,000)			2,660,000,000

	Short-Term Bank Notes (7.5%)
1,000,000	Bank of America, N.A.	3.58 - 3.79	10/26/05-11/29/05	1,000,000,000
200,000	LaSalle Bank, N.A.	3.70	12/07/05	200,000,000
300,000	Standard Federal Bank, N.A.	3.54 - 3.63	10/20/05-10/26/05	300,000,000
75,000	World Savings Bank, FSB	3.72	11/25/05	75,000,000

	Total Short-Term Bank Notes (Cost $1,575,000,000)			1,575,000,000

	U.S. Government Agencies (5.5%)
150,000	Federal Home Loan Banks	3.41	10/12/05 - 10/14/05	149,826,306
70,000	Federal National Mortgage Assoc.	3.48	11/04/05	69,772,578
948,200	Freddie Mac	2.99 - 3.61	10/18/05 - 12/30/05	944,907,342

	Total U.S. Government Agencies (Cost $1,164,506,226)			1,164,506,226

	Total Investments (Cost $21,009,614,629) (a)		99.4%	21,009,614,629

	Other Assets in Excess of Liabilities		0.6	134,485,434

	Net Assets		100.0%	$21,144,100,063

(a)	Cost is the same for federal income tax purposes.

2

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Money Trust

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2005